Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.31%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,643,600.90

Principal:
Principal Collections	$26,993,062.93
Prepayments in Full	$12,179,833.64
Liquidation Proceeds	$385,341.93
Recoveries	$41,298.80
Sub Total	$39,599,537.30
Collections	$42,243,138.20

Purchase Amounts:
Purchase Amounts Related to Principal	$95,999.79
Purchase Amounts Related to Interest	$655.86
Sub Total	$96,655.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,339,793.85

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,339,793.85
Servicing Fee	$1,026,856.88	$1,026,856.88	$0.00	$0.00	$41,312,936.97
Interest - Class A-1 Notes	$123,519.37	$123,519.37	$0.00	$0.00	$41,189,417.60
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$40,899,985.10
Interest - Class A-2b Notes	$254,251.88	$254,251.88	$0.00	$0.00	$40,645,733.22
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$40,119,439.05
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$39,959,289.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,959,289.13
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$39,889,360.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,889,360.38
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$39,838,838.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,838,838.21
Regular Principal Payment	$114,017,881.34	$39,838,838.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,339,793.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,838,838.21
Total					$39,838,838.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$39,838,838.21	$135.78	$123,519.37	$0.42	$39,962,357.58	$136.20
Class A-2a Notes	$0.00	$0.00	$289,432.50	$1.24	$289,432.50	$1.24
Class A-2b Notes	$0.00	$0.00	$254,251.88	$1.09	$254,251.88	$1.09
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$39,838,838.21	$30.62	$1,474,098.76	$1.13	$41,312,936.97	$31.75

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$114,017,881.34	0.3886090	$74,179,043.13	0.2528256
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,121,737,881.34	0.8621325	$1,081,899,043.13	0.8315137

Pool Information
Weighted Average APR	2.627%	2.614%
Weighted Average Remaining Term	52.48	51.64
Number of Receivables Outstanding	51,296	50,391
Pool Balance	$1,232,228,253.41	$1,192,209,167.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,137,155,530.05	$1,100,522,468.19
Pool Factor	0.8736924	0.8453175

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$91,686,699.72
Targeted Overcollateralization Amount	$128,540,464.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,310,124.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$364,847.21
(Recoveries)		6	$41,298.80
Net Loss for Current Collection Period			$323,548.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3151%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0253%
Second Prior Collection Period			0.2263%
Prior Collection Period			0.1940%
Current Collection Period			0.3203%
Four Month Average (Current and Prior Three Collection Periods)			0.1915%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		389	$848,955.33
(Cumulative Recoveries)			$50,210.59
Cumulative Net Loss for All Collection Periods			$798,744.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0566%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,182.40
Average Net Loss for Receivables that have experienced a Realized Loss			$2,053.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	272	$6,903,129.98
61-90 Days Delinquent	0.06%	26	$752,184.43
91-120 Days Delinquent	0.00%	2	$54,924.78
Over 120 Days Delinquent	0.01%	4	$113,163.42
Total Delinquent Receivables	0.66%	304	$7,823,402.61

Repossession Inventory:
Repossessed in the Current Collection Period		18	$552,835.94
Total Repossessed Inventory		26	$865,881.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0650%
Prior Collection Period			0.0663%
Current Collection Period			0.0635%
Three Month Average			0.0649%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0772%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer